Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INTEREST INCOME
Loans receivable, including fees	$ 24,576	$ 25,494	$ 23,289
Securities: Taxable	1,662	1,950	2,527
Securities: Tax exempt	1,995	1,938	1,901
Other	26	32	53
Total interest income	28,259	29,414	27,770
INTEREST EXPENSE
Deposits	2,848	3,660	3,851
Short-term borrowings	66	53	92
Other borrowings	684	937	1,239
Total Interest Expense	3,598	4,650	5,182
Net Interest Income	24,661	24,764	22,588
PROVISION FOR LOAN LOSSES	2,400	2,450	1,575
Net Interest Income after Provision for Loan Losses	22,261	22,314	21,013
OTHER INCOME
Service charges and fees	2,412	2,237	2,255
Income from fiduciary activities	379	355	409
Net realized gains on sales of securities	881	1,419	973
Net gain on sale of loans and servicing rights	112	211	271
Earnings and proceeds on life insurance policies	1,386	539	463
Other	445	445	364
Total Other Income	5,615	5,206	4,735
OTHER EXPENSES
Salaries and employee benefits	8,447	8,403	7,848
Occupancy	1,598	1,539	1,402
Furniture and equipment	538	456	435
Data processing related operations	891	897	855
Federal Deposit Insurance Corporation insurance assessment	444	398	393
Advertising	208	222	205
Professional fees	626	811	1,283
Postage and telephone	435	424	510
Taxes, other than income	710	599	535
Foreclosed real estate	567	217	578
Amortization of intangible assets	137	153	108
Other	2,104	1,962	1,661
Total other expenses	16,705	16,081	15,813
Income before Income Taxes	11,171	11,439	9,935
INCOME TAX EXPENSE	2,706	3,036	2,579
Net Income	$ 8,465	$ 8,403	$ 7,356
EARNINGS PER SHARE
BASIC EARNINGS PER SHARE	$ 2.33	$ 2.33	$ 2.17
DILUTED EARNINGS PER SHARE	$ 2.33	$ 2.33	$ 2.17